Note 10 - Property and Equipment, Net - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cost
Land	$ 2,510	$ 2,510
Buildings	6,066	6,066
Equipment	21,284	21,819
Furniture and fixtures	779	826
Leasehold improvements	2,135	1,785
Transportation equipment	657	698
Property leased to others	3,944	3,875
Prepayment for property and equipment	1,629	1,863
	39,004	39,442
Buildings	1,667	1,526
Equipment	20,521	20,965
	25,268	25,431
	13,736	14,011	$ 19,363
Furniture and Fixtures [Member]
Cost
Accumulated depreciation	733	744
Leasehold Improvements [Member]
Cost
Accumulated depreciation	1,536	1,474
Transportation Equipment [Member]
Cost
Accumulated depreciation	610	619
Property Leased to Others [Member]
Cost
Accumulated depreciation	$ 201	$ 103